FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459
                                  -----------

                          TEMPLETON GLOBAL INCOME FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                     --------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Income Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                     PRINCIPAL (a)
                                                                        AMOUNT                    VALUE
                                                                    ---------------          --------------
       BONDS 94.5%
       ARGENTINA 2.6%
(b, c) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12        98,977,000          $   31,227,244
                                                                                             --------------
       AUSTRALIA 8.7%
       New South Wales Treasury Corp.,
          6.00%, 5/01/12                                                 10,565,000    AUD        9,891,797
          senior note, 5.50%, 3/01/17                                    36,971,000    AUD       33,241,857
       Queensland Treasury Corp.,
          13, 6.00%, 8/14/13                                             41,536,000    AUD       38,914,916
          17, 6.00%, 9/14/17                                             12,395,000    AUD       11,477,477
   (d)    144A, 7.125%, 9/18/17                                          16,480,000    NZD       12,443,245
                                                                                             --------------
                                                                                                105,969,292
                                                                                             --------------
       BRAZIL 7.5%
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                    23,075(e) BRL       12,731,540
          9.609%, 1/01/14                                                    15,000(e) BRL        7,821,149
          9.609%, 1/01/17                                                    54,900(e) BRL       26,791,413
   (f)    Index Linked, 6.00%, 5/15/15                                       20,140(e) BRL       20,573,206
   (f)    Index Linked, 6.00%, 5/15/45                                       23,625(e) BRL       23,072,993
                                                                                             --------------
                                                                                                 90,990,301
                                                                                             --------------
       CANADA 1.4%
       Province of Manitoba, 6.375%, 9/01/15                             14,800,000    NZD       10,688,603
       Province of Ontario, 6.25%, 6/16/15                                8,460,000    NZD        6,210,198
                                                                                             --------------
                                                                                                 16,898,801
                                                                                             --------------
       HUNGARY 2.6%
       Government of Hungary,
          3.50%, 7/18/16                                                    905,000    EUR        1,265,053
          4.375%, 7/04/17                                                 4,435,000    EUR        6,472,433
          5.75%, 6/11/18                                                 12,690,000    EUR       19,742,114
          senior note, 3.875%, 2/24/20                                    2,700,000    EUR        3,575,337
                                                                                             --------------
                                                                                                 31,054,937
                                                                                             --------------
       INDONESIA 10.2%
       Government of Indonesia,
          FR19, 14.25%, 6/15/13                                      84,050,000,000    IDR       10,356,238
          FR20, 14.275%, 12/15/13                                    81,836,000,000    IDR       10,191,634
          FR26, 11.00%, 10/15/14                                      3,500,000,000    IDR          397,938
          FR27, 9.50%, 6/15/15                                       34,890,000,000    IDR        3,736,238
          FR30, 10.75%, 5/15/16                                      87,035,000,000    IDR        9,780,506
          FR31, 11.00%, 11/15/20                                    335,739,000,000    IDR       37,018,280
          FR34, 12.80%, 6/15/21                                      59,666,000,000    IDR        7,288,655
          FR35, 12.90%, 6/15/22                                      32,530,000,000    IDR        3,982,388
          FR36, 11.50%, 9/15/19                                      23,000,000,000    IDR        2,633,263
          FR42, 10.25%, 7/15/27                                      25,430,000,000    IDR        2,568,552
          FR43, 10.25%, 7/15/22                                       8,450,000,000    IDR          869,130
          FR46, 9.50%, 7/15/23                                       41,250,000,000    IDR        3,981,029
          FR47, 10.00%, 2/15/28                                      52,895,000,000    IDR        5,216,775
          FR48, 9.00%, 9/15/18                                       18,520,000,000    IDR        1,841,227
   (d)    senior bond, 144A, 8.50%, 10/12/35                              2,952,000               3,487,050
   (d)    senior bond, 144A, 6.625%, 2/17/37                              2,090,000               2,033,570
   (d)    senior bond, 144A, 7.75%, 1/17/38                               7,050,000               7,670,400
   (g)    senior bond, Reg S, 8.50%, 10/12/35                             5,510,000               6,508,687
   (g)    senior bond, Reg S, 7.75%, 1/17/38                              3,310,000               3,601,280
                                                                                             --------------
                                                                                                123,162,840
                                                                                             --------------

   Quarterly Statement of Investments   See Notes to Statements of Investments

       LITHUANIA 1.2%
   (d) Government of Lithuania, 144A, 6.75%, 1/15/15                     15,000,000          $   15,168,750
                                                                                             --------------
       MEXICO 4.7%
       Government of Mexico,
          M 20, 8.00%, 12/07/23                                           2,727,000(h) MXN       20,932,395
          M 20, 10.00%, 12/05/24                                             15,000(h) MXN          135,325
          M 20, 7.50%, 6/03/27                                            3,058,000(h) MXN       21,910,641
          senior bond, 5.95%, 3/19/19                                    13,260,000              14,469,975
                                                                                             --------------
                                                                                                 57,448,336
                                                                                             --------------
       NEW ZEALAND 1.1%
       Government of New Zealand, 6.00%, 11/15/11                        18,273,000    NZD       13,565,439
                                                                                             --------------
       NORWAY 1.5%
       Government of Norway, 6.00%, 5/16/11                              96,190,000    NOK       17,822,266
                                                                                             --------------
       PERU 3.5%
       Government of Peru,
          9.91%, 5/05/15                                                  6,500,000    PEN        2,867,474
          7.84%, 8/12/20                                                 32,200,000    PEN       12,991,163
          Series 7, 8.60%, 8/12/17                                       61,545,000    PEN       26,268,809
                                                                                             --------------
                                                                                                 42,127,446
                                                                                             --------------
       PHILIPPINES 0.1%
   (g) Government of the Philippines, Reg S, 9.125%, 2/22/10                770,000    EUR        1,179,988
                                                                                             --------------
       POLAND 9.1%
       Government of Poland,
          4.75%, 4/25/12                                                 27,930,000    PLN       10,046,631
          5.75%, 4/25/14                                                147,355,000    PLN       53,359,888
          6.25%, 10/24/15                                                19,335,000    PLN        7,127,005
          5.75%, 9/23/22                                                 60,500,000    PLN       20,953,643
          senior note, 6.375%, 7/15/19                                   17,000,000              18,884,841
                                                                                             --------------
                                                                                                110,372,008
                                                                                             --------------
       QATAR 1.0%
   (d) Government of Qatar, senior note, 144A, 6.55%, 4/09/19            10,450,000              11,540,980
                                                                                             --------------
       RUSSIA 4.8%
   (d) Government of Russia, 144A, 7.50%, 3/31/30                        51,543,020              58,251,344
                                                                                             --------------
       SOUTH AFRICA 2.7%
       Government of South Africa,
          5.25%, 5/16/13                                                  3,330,000    EUR        5,186,804
          4.50%, 4/05/16                                                  1,829,000    EUR        2,713,092
          6.875%, 5/27/19                                                18,620,000              20,784,575
          senior note, 6.50%, 6/02/14                                       775,000                 855,073
          senior note, 5.875%, 5/30/22                                    3,355,000               3,420,003
                                                                                             --------------
                                                                                                 32,959,547
                                                                                             --------------
       SOUTH KOREA 16.1%
       The Export-Import Bank of Korea,
          5.125%, 3/16/15                                                   300,000                 317,385
          4.625%, 2/20/17                                                   205,000    EUR          306,800
   (g)    Reg S, 5.25%, 2/10/14                                             295,000                 313,117
          senior note, 8.125%, 1/21/14                                      995,000               1,163,249
       Government of Korea, senior bond, 5.625%, 11/03/25                   620,000                 638,621
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12                                        7,200,000,000    KRW        6,333,061
          08-1, 5.28%, 2/15/13                                        1,232,000,000    KRW        1,074,330
       Korea Development Bank, senior note, 8.00%, 1/23/14                3,325,000               3,872,119
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                  76,268,710,000    KRW       65,287,518
          0475-1112, 4.75%, 12/10/11                                 69,639,880,000    KRW       60,641,558
          0475-1203, 4.75%, 3/10/12                                  15,946,000,000    KRW       13,878,469
          0525-1303, 5.25%, 3/10/13                                   1,866,530,000    KRW        1,643,971
          0525-1509, 5.25%, 9/10/15                                   4,000,000,000    KRW        3,498,466

          0550-1106, 5.50%, 6/10/11                                  19,068,600,000    KRW   $   16,846,178
          senior note, 7.125%, 4/16/19                                   15,880,000              18,900,424
                                                                                             --------------
                                                                                                194,715,266
                                                                                             --------------
       SRI LANKA 2.1%
       Government of Sri Lanka, A,
          8.50%, 1/15/13                                                567,300,000    LKR        4,754,022
          13.50%, 2/01/13                                               550,800,000    LKR        5,252,645
          11.25%, 7/15/14                                               585,500,000    LKR        5,242,402
          11.00%, 8/01/15                                             1,103,400,000    LKR        9,760,124
                                                                                             --------------
                                                                                                 25,009,193
                                                                                             --------------
   (i) SUPRANATIONAL 4.4%
       Corporacion Andina De Fomento, 8.125%, 6/04/19                     8,640,000              10,275,120
       European Investment Bank, senior note, 4.50%, 5/15/13            113,650,000    NOK       20,622,771
       Inter-American Development Bank,
          7.50%, 4/15/15                                                  8,000,000    NZD        6,226,569
          6.00%, 12/15/17                                                 6,000,000    NZD        4,328,414
          senior note, 7.50%, 12/05/24                                  185,000,000    MXN       12,418,772
                                                                                             --------------
                                                                                                 53,871,646
                                                                                             --------------
       SWEDEN 5.7%
       Government of Sweden, 5.25%, 3/15/11                             457,575,000    SEK       69,598,910
                                                                                             --------------
       UNITED ARAB EMIRATES 0.9%
   (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                        10,260,000              11,342,994
                                                                                             --------------
       VENEZUELA 2.6%
       Government of Venezuela,
          10.75%, 9/19/13                                                 6,155,000               5,693,375
   (g)    senior bond, Reg S, 5.375%, 8/07/10                            19,905,000              19,556,662
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11         7,600,000               6,089,500
                                                                                             --------------
                                                                                                 31,339,537
                                                                                             --------------
       TOTAL BONDS (COST $996,039,030)                                                        1,145,617,065
                                                                                             --------------
       MUNICIPAL BONDS 3.9%
       UNITED STATES AND U.S. TERRITORIES 3.9%
       Alabama Public Housing Authorities Capital Program
          Revenue, Series B, FSA Insured, 4.45%, 1/01/24                     55,000                  55,383
       Alabama State University Revenue, General Tuition and Fee,
          Assured Guaranty,
          5.00%, 9/01/29                                                      5,000                   5,231
          5.75%, 9/01/39                                                      5,000                   5,386
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco
          Bay Area, Refunding, Series F-1,
          5.00%, 4/01/39                                                    605,000                 602,193
          5.50%, 4/01/43                                                    295,000                 304,924
       Bexar County Hospital District GO, Certificates of
          Obligation, 5.00%, 2/15/32                                        805,000                 813,573
       Bexar County Revenue, Venue Project, Refunding, Series A,
          BHAC Insured, 5.25%, 8/15/47                                      730,000                 741,658
       California State GO,
          Refunding, 5.125%, 4/01/33                                        500,000                 462,395
          Refunding, 5.00%, 4/01/38                                         205,000                 179,795
          Various Purpose, 6.00%, 4/01/38                                20,130,000              20,444,028
       District of Columbia University Revenue, Georgetown
          University, Refunding, Series D, BHAC Insured,
          5.50%, 4/01/36                                                  1,545,000               1,671,644
       Florida State Hurricane Catastrophe Fund Finance Corp.
         Revenue, Series A, 4.25%, 7/01/14                                2,375,000               2,511,467
       Hamilton County Sales Tax Revenue, sub. bond, Refunding,
          Series A, FSA Insured, 5.00%, 12/01/32                          1,825,000               1,862,759
       Illinois Municipal Electricity Agency Power Supply
          Revenue, Series A, BHAC Insured, 5.00%, 2/01/35                 1,085,000               1,119,177
       Kentucky State Municipal Power Agency Power System
          Revenue, Prairie State Project, Series A, BHAC Insured,
          5.25%, 9/01/42                                                  2,395,000               2,479,496
       Las Vegas Valley Water District GO, Refunding, Series A,
          NATL Insured, 5.00%, 6/01/26                                      395,000                 406,455
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26                  545,000                 589,625
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26                                                           180,000                 188,075
          7/01/27                                                           195,000                 202,511
       Minneapolis Health Care System Revenue, Fairview Health
          Services, Series B, Assured Guaranty, 6.50%, 11/15/38           1,670,000               1,852,731

       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20                           430,000      $      485,827
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21                410,000             470,483
       North Carolina Eastern Municipal Power Agency Power System
          Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
          1/01/19                                                               250,000             277,942
       Palomar Pomerado Health GO, Election of 2004, Series A,
          NATL Insured, 5.125%, 8/01/37                                       2,080,000           1,927,370
       Philadelphia GO, Refunding, Series A, Assured Guaranty,
          5.00%, 8/01/24                                                         50,000              51,978
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A,
          5.25%, 8/01/32                                                      2,400,000           2,472,216
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27                                                               705,000             248,167
          8/01/30                                                               705,000             196,498
          8/01/32                                                               885,000             209,064
          8/01/33                                                               470,000             102,756
       Puerto Rico Commonwealth GO, Public Improvement,
          Refunding, Series A, NATL Insured, 5.50%, 7/01/21                     100,000             101,883
       Regional Transportation District Sales Tax Revenue,
          Fastracks Project, Series A, AMBAC Insured, 5.00%,
          11/01/27                                                              590,000             628,598
       San Bernardino Community College District GO, Election of
          2002, Series A,
          6.375%, 8/01/26                                                       400,000             466,704
          6.50%, 8/01/27                                                        580,000             682,898
          6.50%, 8/01/28                                                        240,000             280,858
       San Mateo County Community College District GO, Election
          of 2001, Series C, NATL Insured, zero cpn.,
          9/01/30                                                             1,115,000             331,913
          9/01/30                                                               590,000             175,631
          3/01/31                                                               465,000             131,549
       Tarrant County Cultural Education Facilities Finance Corp.
          Revenue, Christus Health, Refunding, Series A, Assured
          Guaranty, 6.25%, 7/01/28                                            1,400,000           1,564,276
       TOTAL MUNICIPAL BONDS (COST $44,888,630)                                                  47,305,117
                                                                                             --------------
       TOTAL INVESTMENTS (COST $1,040,927,660) 98.4%                                          1,192,922,182
       OTHER ASSETS, LESS LIABILITIES 1.6%                                                       19,740,024
                                                                                             --------------
       NET ASSETS 100.0%                                                                     $1,212,662,206
                                                                                             ==============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $121,938,333, representing 10.06% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $31,159,734, representing 2.57% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

At November 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                              CONTRACT        SETTLEMENT    UNREALIZED      UNREALIZED
CURRENCY             COUNTERPARTY   TYPE      QUANTITY       AMOUNT(a)           DATE      APPRECIATION    DEPRECIATION
--------             ------------   ----   --------------   -----------       ----------   ------------   -------------
Mexican Peso             CITI       Sell       39,049,000     2,882,377        12/01/09    $         --   $    (136,306)
Mexican Peso             CITI        Buy       39,049,000     3,027,289        12/01/09           8,595              --
New Zealand Dollar       BZWS       Sell       17,712,736    10,946,471        12/02/09              --      (1,736,540)
New Zealand Dollar       DBAB       Sell        4,580,779     2,786,350        12/02/09              --        (493,666)
New Zealand Dollar       FBCO       Sell        1,511,663       934,918        12/02/09              --        (147,492)
New Zealand Dollar       FBCO        Buy        1,511,663     1,080,839        12/02/09          18,135              --
New Zealand Dollar       BZWS        Buy       17,712,736    12,646,893        12/02/09         230,208              --
New Zealand Dollar       DBAB        Buy        4,580,779     3,277,547        12/02/09          52,664              --

Chinese Yuan             HSBC        Buy       31,071,000     3,373,564 EUR    12/04/09              --        (513,438)
Chinese Yuan             HSBC        Buy       24,661,000     3,373,598        12/04/09         238,703              --
Indonesian Rupiah        JPHQ        Buy   20,258,000,000     1,447,000        12/07/09         692,534              --
Euro                     UBSW       Sell        1,325,806     1,676,415        12/08/09              --        (313,964)
Chinese Yuan             JPHQ        Buy       16,342,344     2,318,063        12/14/09          76,086              --
Chinese Yuan             HSBC        Buy       32,777,418     4,636,127        12/14/09         165,757              --
Chinese Yuan             HSBC        Buy       32,904,211     4,651,232        12/15/09         169,297              --
Chinese Yuan             JPHQ        Buy       32,791,186     4,651,232        12/15/09         152,739              --
Chinese Yuan             HSBC        Buy       32,996,252     4,688,633        12/16/09         145,452              --
Malaysian Ringgit        JPHQ        Buy       16,656,368     4,688,633        12/16/09         211,024              --
Chinese Yuan             HSBC        Buy       10,145,784     1,435,047        12/17/09          51,373              --
Malaysian Ringgit        JPHQ        Buy        5,137,469     1,435,047        12/17/09          76,121              --
Mexican Peso             DBAB       Sell      287,285,013    20,814,889        12/17/09              --      (1,345,026)
Chinese Yuan             HSBC        Buy       30,514,414     4,305,142        12/18/09         165,474              --
Chinese Yuan             HSBC        Buy        8,294,486     1,183,236        12/21/09          32,029              --
Malaysian Ringgit        JPHQ        Buy        6,147,742     1,722,057        12/21/09          85,914              --
Malaysian Ringgit        HSBC        Buy        3,153,623       887,427        12/21/09          40,012              --
Chinese Yuan             HSBC        Buy        9,755,745     1,401,688        12/22/09          27,694              --
Malaysian Ringgit        HSBC        Buy        5,021,942     1,435,579        12/22/09          41,234              --
Mexican Peso             DBAB       Sell      208,565,232    15,381,824        12/22/09              --        (694,984)
Mexican Peso             DBAB        Buy      208,565,232    14,731,784        12/22/09       1,345,024              --
Malaysian Ringgit        HSBC        Buy        3,991,727     1,148,038        12/23/09          25,759              --
Mexican Peso             DBAB       Sell       86,616,747     6,393,276        12/23/09              --        (282,478)
Mexican Peso             DBAB        Buy       86,616,747     6,138,243        12/23/09         537,512              --
Mexican Peso             DBAB       Sell      138,880,454    10,214,051        12/24/09              --        (488,325)
Mexican Peso             HSBC       Sell      106,280,000     7,762,650        12/24/09              --        (427,476)
Mexican Peso             DBAB        Buy      138,880,454     9,821,189        12/24/09         881,187              --
Malaysian Ringgit        HSBC        Buy        4,516,266     1,291,543        12/28/09          36,163              --
Euro                     DBAB       Sell       12,240,000    16,976,880         1/11/10              --      (1,396,435)
Euro                     UBSW       Sell        6,354,000     8,783,643         1/11/10              --        (754,270)
Euro                     CITI       Sell        3,597,000     4,999,075         1/11/10              --        (400,338)
Euro                     UBSW       Sell        2,459,575     3,456,170         1/13/10              --        (235,842)
Euro                     CITI       Sell        2,459,575     3,457,818         1/13/10              --        (234,194)
Euro                     JPHQ       Sell        2,090,000     2,907,399         1/13/10              --        (229,853)
Mexican Peso             DBAB       Sell       92,844,000     6,676,302         1/13/10              --        (460,054)
Philippine Peso          JPHQ        Buy      325,450,000     6,978,322         1/13/10              --        (117,060)
Euro                     BZWS       Sell        3,027,169     4,253,172         1/14/10              --        (290,826)
Euro                     UBSW       Sell        3,216,367     4,494,551         1/15/10              --        (333,430)
Euro                     JPHQ       Sell        1,702,783     2,374,548         1/15/10              --        (181,443)
Philippine Peso          HSBC        Buy       88,621,000     1,903,781         1/15/10              --         (35,816)
Philippine Peso          DBAB        Buy       50,543,000     1,087,882         1/15/10              --         (22,530)
Euro                     BZWS       Sell        2,459,575     3,464,311         1/19/10              --        (227,623)
Philippine Peso          JPHQ        Buy      126,210,000     2,719,691         1/19/10              --         (60,493)
Philippine Peso          DBAB        Buy       31,623,000       679,918         1/19/10              --         (13,633)
Mexican Peso             DBAB       Sell       15,947,491     1,170,673         1/20/10              --         (54,044)
Mexican Peso             DBAB        Buy       15,947,491     1,074,991         1/20/10         149,725              --
Mexican Peso             HSBC       Sell      237,185,960    17,406,483         1/21/10              --        (806,368)
Mexican Peso             HSBC        Buy      237,185,960    16,124,865         1/21/10       2,087,986              --
Euro                     UBSW       Sell        4,351,556     6,189,566         1/25/10              --        (342,181)
Mexican Peso             DBAB       Sell       14,600,000     1,079,187         1/27/10              --         (41,068)

Chilean Peso             DBAB        Buy    1,968,980,000     3,117,448         1/28/10         855,193              --
Malaysian Ringgit        JPHQ        Buy       48,000,000    13,111,172         1/28/10         981,771              --
Chilean Peso             DBAB        Buy    4,531,910,000     7,223,361         1/29/10       1,920,929              --
Chilean Peso             JPHQ        Buy      596,880,000       950,446         1/29/10         253,912              --
Euro                     UBSW       Sell          338,000       474,299         1/29/10              --         (33,037)
Mexican Peso             CITI       Sell       39,424,000     2,892,019         1/29/10              --        (132,222)
New Zealand Dollar       UBSW       Sell        7,150,005     4,653,938         1/29/10              --        (444,051)
Singapore Dollar         HSBC       Sell       46,921,000    31,290,281         1/29/10              --      (2,584,016)
Singapore Dollar         BZWS       Sell       11,732,000     7,796,411         1/29/10              --        (673,427)
Singapore Dollar         UBSW       Sell       11,738,000     7,801,461         1/29/10              --        (672,709)
Singapore Dollar         HSBC        Buy       46,921,000    33,841,913         1/29/10          32,385              --
Singapore Dollar         BZWS        Buy       11,732,000     8,417,880         1/29/10          51,957              --
Singapore Dollar         UBSW        Buy       11,738,000     8,415,181         1/29/10          58,988              --
Swedish Krona            DBAB        Buy       89,650,000     8,549,902 EUR     1/29/10          26,488              --
Chilean Peso             DBAB        Buy      950,440,000     1,520,704         2/02/10         398,291              --
New Zealand Dollar       DBAB       Sell       10,258,681     5,186,174         2/02/10              --      (2,126,304)
Singapore Dollar         HSBC       Sell       11,752,000     7,820,746         2/02/10              --        (663,245)
Singapore Dollar         BZWS       Sell        4,702,000     3,128,410         2/02/10              --        (266,053)
Singapore Dollar         BZWS        Buy        4,702,000     3,373,753         2/02/10          20,709              --
Singapore Dollar         HSBC        Buy       11,752,000     8,458,632         2/02/10          25,359              --
Chilean Peso             DBAB        Buy    1,783,500,000     2,851,319         2/03/10         750,256              --
Chinese Yuan             DBAB        Buy      135,288,000    19,180,966         2/03/10         653,270              --
Mexican Peso             CITI       Sell      173,615,100    12,784,146         2/03/10              --        (525,600)
Mexican Peso             CITI        Buy      173,615,100    11,571,817         2/03/10       1,737,929              --
Singapore Dollar         HSBC       Sell       14,723,000     9,776,293         2/03/10              --        (852,429)
Singapore Dollar         HSBC        Buy       14,723,000    10,597,042         2/03/10          31,681              --
Mexican Peso             HSBC       Sell      146,040,000    10,715,229         2/04/10              --        (479,135)
Mexican Peso             UBSW       Sell      116,660,000     8,558,929         2/04/10              --        (383,378)
Mexican Peso             UBSW        Buy      116,660,000     7,714,333         2/04/10       1,227,974              --
Mexican Peso             HSBC        Buy      146,040,000     9,643,423         2/04/10       1,550,941              --
Singapore Dollar         HSBC       Sell       14,805,000     9,776,407         2/04/10              --        (911,422)
Singapore Dollar         HSBC        Buy       14,805,000    10,608,569         2/04/10          79,261              --
Singapore Dollar         HSBC       Sell       11,809,000     7,821,307         2/05/10              --        (703,618)
Singapore Dollar         HSBC        Buy       11,809,000     8,461,775         2/05/10          63,149              --
Euro                     HSBC       Sell          675,000       972,446         2/08/10              --         (40,669)
Singapore Dollar         JPHQ       Sell        9,302,000     6,178,678         2/08/10              --        (536,272)
Singapore Dollar         JPHQ        Buy        9,302,000     6,670,013         2/08/10          44,937              --
Singapore Dollar         JPHQ       Sell       11,787,000     7,827,733         2/09/10              --        (681,024)
Singapore Dollar         JPHQ        Buy       11,787,000     8,474,369         2/09/10          34,387              --
Singapore Dollar         BZWS       Sell        4,670,600     3,131,205         2/11/10              --        (240,333)
Singapore Dollar         BZWS        Buy        4,670,600     3,345,522         2/11/10          26,017              --
Chilean Peso             DBAB        Buy      935,230,000     1,520,699         2/12/10         370,641              --
Malaysian Ringgit        DBAB        Buy       24,260,103     6,683,224         2/12/10         435,420              --
New Zealand Dollar       HSBC       Sell        1,456,071       756,283         2/12/10              --        (280,903)
South Korean Won         HSBC        Buy    7,084,000,000     5,208,824         2/12/10         858,773              --
Chilean Peso             DBAB        Buy    2,301,970,000     3,801,767         2/16/10         856,582              --
Chilean Peso             DBAB        Buy    2,298,030,000     3,823,677         2/17/10         827,452              --
Malaysian Ringgit        HSBC        Buy        6,108,000     1,675,031         2/17/10         116,890              --
New Zealand Dollar       HSBC       Sell        1,943,304       972,041         2/22/10              --        (411,260)
Chilean Peso             DBAB        Buy    1,158,950,000     1,911,828         2/26/10         437,268              --

Chilean Peso             CITI        Buy    3,938,380,000     6,500,233         2/26/10       1,482,539              --
New Zealand Dollar       DBAB       Sell       26,988,728    13,534,847         2/26/10              --      (5,671,242)
Chilean Peso             DBAB        Buy    1,153,220,000     1,911,837         3/03/10         426,348              --
Chilean Peso             DBAB        Buy    1,873,290,000     3,058,932         3/04/10         739,184              --
Chilean Peso             DBAB        Buy    1,173,870,000     1,911,840         3/05/10         468,175              --
Chilean Peso             DBAB        Buy    1,107,150,000     1,799,571         3/08/10         445,117              --
Chilean Peso             DBAB        Buy    1,176,260,000     1,911,841         3/09/10         472,945              --
Mexican Peso             CITI       Sell      395,410,000    29,204,612         3/16/10              --        (944,261)
Mexican Peso             CITI        Buy      395,410,000    24,590,174         3/16/10       5,558,698              --
Singapore Dollar         JPHQ       Sell        7,659,000     4,977,255         3/17/10              --        (550,184)
Singapore Dollar         JPHQ        Buy        7,659,000     5,506,111         3/17/10          21,328              --
Singapore Dollar         DBAB       Sell        9,714,000     6,316,405         3/18/10              --        (694,071)
Singapore Dollar         DBAB        Buy        9,714,000     6,993,369         3/18/10          17,107              --
Singapore Dollar         DBAB       Sell       14,546,000     9,475,193         3/19/10              --      (1,022,421)
Singapore Dollar         DBAB        Buy       14,546,000    10,373,698         3/19/10         123,915              --
Singapore Dollar         DBAB       Sell       19,370,000    12,633,089         3/22/10              --      (1,345,692)
Singapore Dollar         DBAB        Buy       19,370,000    13,944,682         3/22/10          34,099              --
Singapore Dollar         UBSW       Sell       17,593,000    11,583,106         3/23/10              --      (1,113,193)
Singapore Dollar         UBSW        Buy       17,593,000    12,676,899         3/23/10          19,400              --
Australian Dollar        BZWS       Sell        4,102,790     2,790,513         3/24/10              --        (921,521)
Singapore Dollar         JPHQ       Sell        4,766,000     3,158,592         3/31/10              --        (280,721)
Singapore Dollar         JPHQ        Buy        4,766,000     3,416,977         3/31/10          22,336              --
Indian Rupee             DBAB        Buy      110,524,000     2,135,977         4/09/10         224,078              --
Indian Rupee             DBAB        Buy      237,003,000     4,577,115         4/12/10         482,625              --
Indian Rupee             JPHQ        Buy      159,192,000     3,051,409         4/13/10         346,918              --
Indian Rupee             JPHQ        Buy      156,262,000     3,051,396         4/15/10         283,917              --
Indian Rupee             JPHQ        Buy       78,058,000     1,529,949         4/19/10         135,683              --
Indian Rupee             DBAB        Buy       54,789,000     1,068,012         4/19/10         101,097              --
Malaysian Ringgit        JPHQ        Buy        5,072,841     1,401,221         4/19/10          83,554              --
Malaysian Ringgit        JPHQ        Buy       14,535,000     4,047,957         4/20/10         206,146              --
Indian Rupee             DBAB        Buy      110,998,000     2,141,934         4/26/10         225,426              --
Indian Rupee             JPHQ        Buy       15,835,000       305,990         4/27/10          31,714              --
Indian Rupee             DBAB        Buy      507,510,181     9,912,308         4/28/10         910,330              --
Indian Rupee             JPHQ        Buy       78,563,000     1,529,951         4/28/10         145,402              --
New Zealand Dollar       DBAB       Sell       16,563,648     9,065,285         4/28/10              --      (2,664,985)
Swedish Krona            BOFA        Buy       29,978,900     2,820,747 EUR     4/29/10          70,451              --
Indian Rupee             JPHQ        Buy       78,640,000     1,529,961         4/30/10         146,800              --
Chilean Peso             DBAB        Buy    2,278,980,000     3,974,919         5/18/10         643,007              --
Chilean Peso             CITI        Buy      103,407,000       185,317         5/26/10          24,205              --
Chilean Peso             DBAB        Buy      362,056,000       648,613         5/26/10          84,979              --
Chilean Peso             CITI        Buy      466,580,000       825,513         5/28/10         119,849              --
Chilean Peso             DBAB        Buy      466,410,000       825,504         5/28/10         119,514              --
Chilean Peso             CITI        Buy      186,070,000       330,204         6/01/10          46,859              --
Indian Rupee             DBAB        Buy      150,389,000     3,064,223         6/01/10         135,271              --
New Zealand Dollar       DBAB       Sell       10,620,020     7,417,978         6/01/10              --         (82,556)
New Zealand Dollar       UBSW       Sell       10,684,383     7,463,896         6/01/10              --         (82,094)
New Zealand Dollar       CITI       Sell        6,044,416     4,215,255         6/01/10              --         (53,696)
Indian Rupee             HSBC        Buy        4,458,000        91,918         6/02/10           2,919              --
New Zealand Dollar       BZWS       Sell        8,856,368     6,237,363         6/02/10              --        (113,781)
New Zealand Dollar       DBAB       Sell        4,580,779     3,232,427         6/02/10              --         (52,575)

New Zealand Dollar       FBCO       Sell        1,511,663     1,065,722         6/02/10              --         (18,332)
Indian Rupee             HSBC        Buy       22,062,000       459,625         6/03/10           9,679              --
Indian Rupee             HSBC        Buy      147,266,000     3,064,211         6/04/10          68,241              --
Poland Zloty             DBAB        Buy       13,705,000     3,012,684 EUR     6/04/10         366,942              --
Indian Rupee             DBAB        Buy       73,633,000     1,532,106         6/07/10          33,821              --
Poland Zloty             DBAB        Buy       12,965,000     2,824,434 EUR     6/07/10         384,708              --
Indian Rupee             HSBC        Buy       29,570,000       612,850         6/08/10          15,965              --
Indian Rupee             DBAB        Buy       37,141,000       770,560         6/08/10          19,254              --
Poland Zloty             CITI        Buy        5,203,000     1,129,672 EUR     6/08/10         159,988              --
New Zealand Dollar       BZWS       Sell        8,856,368     6,233,643         6/09/10              --        (113,317)
Indian Rupee             DBAB        Buy       29,990,000       616,444         6/10/10          21,221              --
Indian Rupee             BZWS        Buy       44,847,000       924,680         6/11/10          28,821              --
Indian Rupee             HSBC        Buy       30,052,000       616,451         6/11/10          22,491              --
Indian Rupee             DBAB        Buy       75,068,000     1,541,121         6/16/10          54,407              --
Indian Rupee             DBAB        Buy       68,380,000     1,387,018         6/21/10          65,897              --
Swedish Krona            UBSW        Buy       50,589,000     4,548,225 EUR     6/28/10         440,774              --
Swedish Krona            UBSW        Buy       36,736,000     3,315,224 EUR     6/29/10         301,447              --
Swedish Krona            UBSW        Buy       45,098,000     4,100,526 EUR     7/15/10         325,038              --
Malaysian Ringgit        DBAB        Buy        9,759,000     1,943,056 EUR     7/16/10              --         (63,985)
Malaysian Ringgit        DBAB        Buy       61,396,000    17,063,924         7/16/10         853,806              --
Indian Rupee             CITI        Buy       16,598,000       331,960         7/19/10          20,080              --
Indian Rupee             JPHQ        Buy       16,598,000       331,960         7/20/10          20,058              --
Malaysian Ringgit        DBAB        Buy       11,019,000     2,189,655 EUR     7/20/10              --         (66,045)
Malaysian Ringgit        DBAB        Buy       96,842,000    27,120,533         7/20/10       1,138,414              --
Malaysian Ringgit        DBAB        Buy       14,167,000     2,815,158 EUR     7/23/10              --         (85,025)
Malaysian Ringgit        DBAB        Buy      117,760,000    33,256,142         7/23/10       1,103,767              --
Malaysian Ringgit        JPHQ        Buy       14,167,000     2,806,402 EUR     7/27/10              --         (72,165)
Malaysian Ringgit        JPHQ        Buy      123,816,000    34,877,746         7/27/10       1,244,962              --
Swedish Krona            DBAB        Buy       45,098,000     4,230,780 EUR     7/27/10         130,575              --
Malaysian Ringgit        HSBC        Buy        1,687,000       478,405         7/30/10          13,726              --
New Zealand Dollar       DBAB       Sell       17,733,735    11,411,658         7/30/10              --      (1,048,362)
New Zealand Dollar       DBAB       Sell       17,666,270    11,347,929         8/03/10              --      (1,060,349)
New Zealand Dollar       BZWS       Sell        6,915,607     4,439,820         8/03/10              --        (417,503)
New Zealand Dollar       DBAB       Sell        6,999,201     4,471,789         8/04/10              --        (443,817)
New Zealand Dollar       BZWS       Sell        3,484,510     2,237,056         8/04/10              --        (210,150)
New Zealand Dollar       CITI       Sell       17,544,053    11,456,705         8/05/10              --        (863,575)
New Zealand Dollar       DBAB       Sell        5,204,459     3,392,267         8/05/10              --        (262,556)
Malaysian Ringgit        HSBC        Buy        3,400,000       971,984         8/06/10          19,660              --
New Zealand Dollar       CITI       Sell        6,870,623     4,490,055         8/06/10              --        (334,406)
New Zealand Dollar       FBCO       Sell        3,428,957     2,233,108         8/06/10              --        (174,660)
New Zealand Dollar       FBCO       Sell       15,302,017    10,059,786         8/09/10              --        (682,270)
New Zealand Dollar       CITI       Sell        6,779,343     4,457,147         8/09/10              --        (301,970)
New Zealand Dollar       DBAB       Sell        6,809,934     4,479,575         8/09/10              --        (301,017)
New Zealand Dollar       FBCO       Sell        6,713,771     4,458,817         8/11/10              --        (253,444)
New Zealand Dollar       DBAB       Sell       15,333,885     9,990,809         8/12/10              --        (770,796)
New Zealand Dollar       DBAB       Sell        4,178,000     2,711,940         8/13/10              --        (220,002)
New Zealand Dollar       DBAB       Sell        4,407,000     2,909,061         8/16/10              --        (182,772)
Brazilian Real           DBAB        Buy        4,460,000   216,608,820 JPY     8/17/10              --         (98,952)
Israeli Shekel           CITI        Buy       12,073,000     3,185,993         8/17/10           2,487              --
Japanese Yen             UBSW       Sell      619,237,000     6,528,180         8/17/10              --        (652,427)

Brazilian Real           DBAB        Buy        3,295,000   158,654,250 JPY     8/18/10              --         (57,604)
Japanese Yen             JPHQ       Sell      307,706,000     3,264,093         8/18/10              --        (304,075)
Brazilian Real           DBAB        Buy        4,942,000   232,303,652 JPY     8/19/10              --         (21,485)
Israeli Shekel           CITI        Buy       12,079,000     3,182,248         8/19/10           7,806              --
Israeli Shekel           DBAB        Buy        1,209,000       318,493         8/19/10             803              --
Japanese Yen             HSBC       Sell      306,279,000     3,255,517         8/19/10              --        (296,144)
Indian Rupee             DBAB        Buy      115,936,000     2,321,506         8/20/10         132,483              --
Israeli Shekel           CITI        Buy        4,634,100     1,212,449         8/20/10          11,412              --
Japanese Yen             DBAB       Sell      307,444,000     3,255,512         8/20/10              --        (309,700)
Japanese Yen             BZWS       Sell      307,053,000     3,260,347         8/20/10              --        (300,330)
Norwegian Krone          UBSW        Buy       44,332,000     5,049,318 EUR     8/20/10         144,653              --
Indian Rupee             DBAB        Buy      100,473,000     2,011,967         8/23/10         114,310              --
Israeli Shekel           CITI        Buy        7,908,300     2,073,927         8/23/10          14,636              --
Japanese Yen             CITI       Sell      613,483,000     6,520,692         8/23/10              --        (593,683)
Japanese Yen             FBCO       Sell      608,984,000     6,520,695         8/23/10              --        (541,507)
Norwegian Krone          UBSW        Buy       44,332,000     5,054,557 EUR     8/23/10         135,819              --
Japanese Yen             JPHQ       Sell      612,179,000     6,520,693         8/24/10              --        (578,641)
Japanese Yen             BZWS       Sell      610,141,000     6,520,690         8/24/10              --        (555,010)
New Zealand Dollar       FBCO       Sell        6,159,450     4,061,418         8/24/10              --        (256,868)
Japanese Yen             DBAB       Sell      303,441,000     3,260,352         8/25/10              --        (258,641)
New Zealand Dollar       DBAB       Sell        6,130,000     4,097,905         8/27/10              --        (198,609)
Brazilian Real           DBAB        Buy        3,300,000   154,185,900 JPY     8/31/10              --          (8,707)
Indian Rupee             DBAB        Buy       71,050,000     1,423,848         9/01/10          78,902              --
Japanese Yen             JPHQ       Sell      304,127,000     3,260,349         9/01/10              --        (266,988)
Brazilian Real           DBAB        Buy        4,949,000   228,826,913 JPY     9/02/10          13,537              --
Japanese Yen             HSBC       Sell      300,940,000     3,260,349         9/02/10              --        (230,085)
Norwegian Krone          BZWS        Buy       44,332,000     5,045,123 EUR     9/07/10         144,736              --
Israeli Shekel           DBAB        Buy       35,742,000     9,430,607         9/08/10           8,385              --
Japanese Yen             HSBC       Sell      453,244,000     4,890,524         9/09/10              --        (367,039)
Japanese Yen             HSBC       Sell      451,689,000     4,890,526         9/10/10              --        (349,090)
Japanese Yen             DBAB       Sell      383,650,000     4,179,376         9/10/10              --        (270,984)
Japanese Yen             UBSW       Sell      318,692,000     3,482,820         9/13/10              --        (214,217)
Brazilian Real           DBAB        Buy        7,424,000   346,161,075 JPY     9/15/10              --         (25,951)
Japanese Yen             UBSW       Sell      377,653,000     4,179,380         9/15/10              --        (201,796)
Japanese Yen             HSBC       Sell      253,555,000     2,786,257         9/15/10              --        (155,250)
Japanese Yen             BZWS       Sell      250,749,000     2,786,255         9/15/10              --        (122,700)
Japanese Yen             HSBC       Sell      376,102,000     4,179,375         9/16/10              --        (183,883)
Japanese Yen             DBAB       Sell      126,078,000     1,393,127         9/16/10              --         (69,537)
Euro                     BZWS       Sell        1,331,300     1,960,140         9/20/10              --         (33,290)
Japanese Yen             JPHQ       Sell      252,156,000     2,786,254         9/21/10              --        (139,329)
Japanese Yen             HSBC       Sell      125,019,000     1,393,125         9/21/10              --         (57,380)
Euro                     UBSW       Sell        8,685,912    12,735,545         9/23/10              --        (269,807)
Swedish Krona            UBSW        Buy       91,000,000     8,950,438 EUR     9/23/10              --        (349,426)
Swedish Krona            DBAB        Buy       28,384,373     2,799,248 EUR     9/23/10              --        (120,163)
Euro                     JPHQ       Sell        3,821,732     5,658,456         9/24/10              --         (63,714)
Japanese Yen             JPHQ       Sell      109,322,000     1,208,045         9/24/10              --         (60,405)
Indian Rupee             DBAB        Buy      225,000,000     6,533,101 NZD     9/27/10         186,520              --
Japanese Yen             JPHQ       Sell       10,871,000       120,802         9/27/10              --          (5,339)
Japanese Yen             JPHQ       Sell       78,559,000       872,975         9/28/10              --         (38,599)
Japanese Yen             JPHQ       Sell      130,931,000     1,454,951         9/29/10              --         (64,358)

Philippine Peso          DBAB        Buy      150,587,000     3,121,233        10/04/10              --         (16,902)
Philippine Peso          HSBC        Buy      120,792,000     2,496,992        10/04/10              --          (6,882)
Israeli Shekel           DBAB        Buy       35,422,000     9,408,234        10/05/10              --         (54,491)
Philippine Peso          DBAB        Buy      180,042,000     3,745,491        10/05/10              --         (34,125)
Philippine Peso          HSBC        Buy      180,085,000     3,745,477        10/05/10              --         (33,225)
Philippine Peso          JPHQ        Buy       47,563,000       998,803        10/06/10              --         (18,391)
Philippine Peso          DBAB        Buy      147,797,000     3,121,241        10/07/10              --         (74,858)
Philippine Peso          DBAB        Buy      118,267,000     2,496,981        10/08/10              --         (59,384)
Philippine Peso          HSBC        Buy      118,491,000     2,496,992        10/08/10              --         (54,778)
Philippine Peso          JPHQ        Buy       59,005,000     1,248,492        10/08/10              --         (32,342)
Philippine Peso          CITI        Buy       59,159,000     1,248,502        10/08/10              --         (29,178)
Philippine Peso          DBAB        Buy       35,215,000       749,096        10/12/10              --         (23,418)
Philippine Peso          JPHQ        Buy      145,824,000     3,114,592        10/13/10              --        (109,729)
Philippine Peso          HSBC        Buy       58,717,000     1,248,501        10/13/10              --         (38,573)
Chinese Yuan             HSBC        Buy       32,663,916     3,316,969 EUR    10/15/10              --        (131,840)
Philippine Peso          JPHQ        Buy       19,133,000       407,953        10/15/10              --         (13,734)
Chinese Yuan             HSBC        Buy       32,823,215     3,323,035 EUR    10/18/10              --        (116,482)
Philippine Peso          JPHQ        Buy       63,534,000     1,359,860        10/18/10              --         (50,982)
Chinese Yuan             HSBC        Buy       43,995,179     4,441,373 EUR    10/19/10              --        (136,707)
Philippine Peso          DBAB        Buy       32,011,000       679,928        10/19/10              --         (20,493)
Chinese Yuan             HSBC        Buy       27,185,000     4,119,876        10/21/10              --         (96,369)
Philippine Peso          DBAB        Buy      127,962,000     2,719,702        10/21/10              --         (83,903)
Philippine Peso          JPHQ        Buy       64,253,000     1,359,852        10/21/10              --         (36,349)
Philippine Peso          HSBC        Buy      185,677,000     3,896,684        10/25/10              --         (72,776)
Philippine Peso          DBAB        Buy      123,655,000     2,597,794        10/25/10              --         (51,193)
Philippine Peso          JPHQ        Buy       61,866,000     1,298,887        10/25/10              --         (24,794)
Chilean Peso             CITI        Buy      219,208,545       415,364        10/26/10          30,094              --
Indian Rupee             HSBC        Buy      159,768,000     3,360,707        10/26/10           6,729              --
Indian Rupee             DBAB        Buy      478,778,000    10,082,084        10/26/10           9,138              --
Norwegian Krone          BZWS        Buy       68,284,000     8,076,168 EUR    10/26/10              --        (260,518)
Philippine Peso          HSBC        Buy      160,559,000     3,377,125        10/26/10              --         (70,664)
Indian Rupee             HSBC        Buy      237,998,000     5,041,049        10/27/10              --         (25,074)
Chilean Peso             JPHQ        Buy      142,245,000       270,814        10/28/10          18,227              --
Philippine Peso          DBAB        Buy       49,630,000     1,039,154        10/28/10              --         (17,199)
Japanese Yen             CITI       Sell      104,080,747     1,150,288        11/08/10              --         (58,294)
Japanese Yen             BZWS       Sell      102,242,000     1,141,635        11/10/10              --         (45,638)
Japanese Yen             BZWS       Sell      183,499,000     2,047,866        11/12/10              --         (83,069)
Japanese Yen             UBSW       Sell      103,657,300     1,157,807        11/12/10              --         (45,943)
Japanese Yen             DBAB       Sell      592,373,000     6,613,151        11/15/10              --        (266,308)
Japanese Yen             JPHQ       Sell      295,806,000     3,306,573        11/16/10              --        (128,798)
Japanese Yen             BZWS       Sell      142,600,000     1,587,178        11/16/10              --         (68,920)
Japanese Yen             BZWS       Sell      590,640,000     6,613,147        11/17/10              --        (246,425)
Japanese Yen             UBSW       Sell      236,300,000     2,645,248        11/17/10              --         (99,092)
Japanese Yen             HSBC       Sell      154,574,000     1,719,418        11/17/10              --         (75,772)
Euro                     UBSW       Sell        4,666,969     6,971,519        11/18/10              --         (10,813)
Euro                     DBAB       Sell          913,279     1,357,133        11/18/10              --          (9,240)
Japanese Yen             BZWS       Sell      823,639,000     9,258,407        11/18/10              --        (307,334)
Malaysian Ringgit        JPHQ        Buy       26,285,176     7,818,315        11/18/10              --        (171,064)
Euro                     DBAB       Sell        1,274,797     1,910,284        11/29/10           3,332              --
Japanese Yen             BZWS       Sell      930,663,000    10,581,037        11/29/10              --        (229,753)

Japanese Yen             BOFA       Sell      638,748,000     7,208,328        11/29/10              --        (211,511)
Japanese Yen             CITI       Sell      230,997,000     2,645,256        11/29/10              --         (38,056)
Norwegian Krone          UBSW        Buy       51,846,000     6,063,647 EUR    11/29/10              --        (109,352)
Swedish Krona            BZWS        Buy      150,288,486    14,529,752 EUR    11/30/10              --        (189,687)
Australian Dollar        DBAB        Buy       13,946,000    12,160,927        12/01/10          79,155              --
Japanese Yen             DBAB       Sell      572,745,000     6,613,149        12/01/10              --         (40,217)
Norwegian Krone          UBSW        Buy       16,770,000     1,944,348 EUR    12/01/10              --         (10,224)
Mexican Peso             CITI       Sell       39,049,000     2,875,267        12/02/10              --         (11,595)
                                                                                           ------------   -------------
   Unrealized appreciation (depreciation)                                                    44,882,052     (62,941,985)
                                                                                           ------------   -------------
      Net unrealized appreciation (depreciation)                                                          $ (18,059,933)
                                                                                                          =============

At November 30, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

              PAY/RECEIVE
                FLOATING    FIXED                                   NOTIONAL                  UNREALIZED    UNREALIZED
COUNTERPARTY      RATE      RATE          FLOATING RATE              AMOUNT          DATE    APPRECIATION  DEPRECIATION
------------  -----------  ------   -------------------------  ------------------  --------  ------------  ------------
JPHQ              Pay        7.16%      NZD Bank Bill Rate     $    5,740,000 NZD   7/31/13   $  359,730    $      --
JPHQ              Pay        7.12%      NZD Bank Bill Rate          5,750,000 NZD   8/01/13      353,193           --
JPHQ              Pay       7.055%      NZD Bank Bill Rate          5,750,000 NZD   8/04/13      343,428           --
JPHQ              Pay       7.035%      NZD Bank Bill Rate         11,500,000 NZD   8/05/13      680,179           --
JPHQ              Pay        7.05%      NZD Bank Bill Rate          2,875,000 NZD   8/06/13      170,990           --
JPHQ              Pay        7.05%      NZD Bank Bill Rate          2,875,000 NZD   8/07/13      171,033           --
JPHQ              Pay        7.00%      NZD Bank Bill Rate          3,045,600 NZD   8/14/13      176,124           --
JPHQ              Pay        5.23%      NZD Bank Bill Rate          7,000,000 NZD  12/05/13       82,507           --
MLCO              Pay       7.094%   Tasa Nominal Annual Rate   8,650,000,000 CLP   6/16/18    2,452,772           --
                                    MXN Interbank Equilibrium
MLCO              Pay        9.03%        Interest Rate           723,000,000 MXN   8/17/18    3,771,901           --
                                    MXN Interbank Equilibrium
JPHQ              Pay      8.6748%        InterestRate             37,800,000 MXN  11/29/18      128,461           --
JPHQ              Pay        5.59%      NZD Bank Bill Rate          8,500,000 NZD  12/05/18           --      (29,381)
                                    MXN Interbank Equilibrium
CITI              Pay      7.6973%        Interest Rate            51,400,000 MXN   1/11/19           --      (94,165)
                                    MXN Interbank Equilibrium
CITI              Pay       7.666%        Interest Rate            67,000,000 MXN   1/12/19           --     (133,656)
                                    MXN Interbank Equilibrium
CITI              Pay       7.835%        Interest Rate            44,700,000 MXN   1/15/19           --      (43,116)
                                    MXN Interbank Equilibrium
CITI              Pay       7.869%        Interest Rate            58,100,000 MXN   1/16/19           --      (46,239)
                                    MXN Interbank Equilibrium
CITI              Pay        8.00%        Interest Rate            35,060,000 MXN   1/18/19           --       (4,570)
                                    MXN Interbank Equilibrium
CITI              Pay        8.07%        Interest Rate           175,300,000 MXN   1/22/19       34,803           --
                                    MXN Interbank Equilibrium
JPHQ              Pay        8.06%        Interest Rate            55,780,000 MXN   1/22/19        8,177           --
                                    MXN Interbank Equilibrium
MLCO              Pay        9.10%        Interest Rate           240,000,000 MXN   8/04/28      883,484           --
                                    MXN Interbank Equilibrium
JPHQ              Pay      8.3167%        Interest Rate            83,670,000 MXN   1/09/29           --     (182,315)
                                                                                              ----------     --------
Unrealized appreciation (depreciation)                                                         9,616,782     (533,442)
                                                                                              ----------     --------
Net unrealized appreciation (depreciation)                                                    $9,083,340
                                                                                              ==========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY

AUD   Australian Dollar
BRL   Brazilian Real
CLP   Chilean Peso
EUR   Euro
IDR   Indonesian Rupiah
JPY   Japanese Yen
KRW   South Korean Won
LKR   Sri Lankan Rupee
MXN   Mexican Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PEN   Peruvian Nuevo Sol
PLN   Polish Zloty
SEK   Swedish Krona

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
FRN     Floating Rate Note
FSA     Financial Security Assurance Inc.
GO      General Obligation
ID      Improvement District
ISD     Independent School District
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
USD     Unified/Union School District

COUNTERPARTY

BOFA   Bank of America Corp.
BZWS   Barclays Bank PLC
CITI   Citigroup Inc.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse Group AG
HSBC   HSBC Bank USA, N.A.
JPHQ   JPMorgan Chase Bank & Co.
MLCO   Merrill Lynch & Co., Inc.
UBSW   UBS AG

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Corporate debt securities, government securities and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund's investment objectives.

The Fund enters into interest rate swap contracts generally in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments           $1,047,041,750
                              --------------
Unrealized appreciation       $  155,543,444
Unrealized depreciation           (9,663,012)
                              --------------
Net unrealized appreciation
   (depreciation)             $  145,880,432
                              ==============

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs. For detailed country descriptions, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By   /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010